Schedule of Allowance for Loan and Lease Losses (Table)	12 Months Ended
Dec. 31, 2013
Schedule of Allowance for Loan and Lease Losses (Table):
Schedule of Credit Losses for Financing Receivables, Current

The following table summarizes the allocation in the allowance for loan losses by loan segment for the years ended December 31, 2013, 2012 and 2011:

December 31, 2013	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Beginning Balance	$ 7,528	$ 1,109	$ 172	$ 8,809
Less: Charge-offs	222	27	49	298
Add: Recoveries	53	2	29	84
Add: Provisions	-	-	-	-
Ending Balance	$ 7,359	$ 1,084	$ 152	$ 8,595

December 31, 2012	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Beginning Balance	$ 6,895	$ 2,113	$ 192	$ 9,200
Less: Charge-offs	1,690	176	19	1,885
Add: Recoveries	364	2	8	374
Add: Provisions	1,959	(830)	(9)	1,120
Ending Balance	$ 7,528	$ 1,109	$ 172	$ 8,809

December 31, 2011	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Beginning Balance	$ 7,011	$ 2,001	$ 408	$ 9,420
Less: Charge-offs	3,353	52	147	3,552
Add: Recoveries	103	-	104	207
Add: Provisions	3,134	164	(173)	3,125
Ending Balance	$ 6,895	$ 2,113	$ 192	$ 9,200